ASSET ACQUISITION (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 02, 2024	Sep. 01, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisition of Common stock		$ 400,000
Acquisition of note payable		$ 1,200,000
Per shares price		$ 10
Shares issued		40,000	359,725	100,000
Annual customer attrition rate				5.00%
Gross margin percentage				37.00%
Tax rate				25.50%	0.00%
Discount rate				12.00%
Ally Commerce, Inc [Member]
Description of note issued to the Seller	(i) the Company paid to FeatherPay $500,000 in cash, and (ii) the Company agreed to issue to FeatherPay’s stockholders an aggregate of $4,800,000 worth of shares (the “Stock Consideration”) of Company’s Series A Preferred Stock, par value $0.0001 at $10.00 per share totaling 480,000 shares
Teamworx LLC [Member]
Description of note issued to the Seller	(i) the Company paid to Seller $125,000 in cash, and (ii) the Company agreed to issue to Seller $575,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 57,500 shares
Verifi Dental Limited [Member]
Description of note issued to the Seller	(i) the Company paid to Seller $360,000 in cash, and (ii) the Company agreed to issue to Seller $840,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 84,000 shares